Recent Accounting Pronouncements - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Sep. 30, 2014
Deferred financing fees	$ 7.8	$ 10.0
Other Assets
Deferred financing fees, noncurrent	6.3	6.8
Prepaid Expenses
Deferred financing fees, current	$ 1.5	$ 3.2